Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' equity

A.           Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are authorized and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights. The ownership or voting of Ordinary Shares by non-residents of Israel is not restricted in any way by the Company's memorandum or articles of association or the laws of the State of Israel, except that citizens of countries (including corporations incorporated in countries) which are considered under the applicable law as "enemy states" of Israel may not be recognized as owners of Ordinary Shares.

B.           Employees' and non employees' stock options

In 2003, the Company adopted a stock option plan for directors, employees and consultants (the "2003 Plan").  The 2003 Plan replaced and superseded previous option plans adopted by the Company in 1998 and 2000.  Under these plans, the Board of Directors (the "Board"), or a compensation committee appointed by the Board, has the authority to grant options to employees of the Company and its subsidiaries, directors or consultants. Each option entitles the holder to purchase one Ordinary Share of par value of NIS 0.05 and expires after 10 years from the date of grant. The Company has reserved for issuance a total of 2,500,000 ordinary shares under the plan. As of December 31, 2011, 518,424 options out of this plan had not been granted.

The purchase price of each share pursuant to the options granted under the 2003 Plan shall be the fair market value on the date the Board approves the grant of the option or as otherwise determined by the Compensation and Nominating Committee.

Unless otherwise determined by the Board, where a grant of options under the 2003 Plan is the first grant of options made to a person, 50% of the options vest and become exercisable on the second anniversary of the date of grant. An additional 25% of the options vest and become exercisable on each of the third and fourth anniversaries of the date of the grant. If, however, a grant under the 2003 Plan is made to a person who previously received stock options under the 2003 Plan or a previous plan of the Company, 25% of the options granted are immediately vested and exercisable and an additional 25% of the options vest and become exercisable on each of the first, second and third anniversaries of the date of the grant.

In 2006, the Company adopted the 2006 Equity Incentive Plan (the "2006 Plan") permitting the grant of equity awards, including options and restricted stock of the Company, to eligible employees, directors and consultants of the Company and its subsidiaries. The 2006 Plan is administered by the Company's Compensation and Nominating Committee. The 2006 Plan contains provisions concerning the vesting, price, exercise and other terms of awards; however, the Compensation and Nominating committee has authority to grant awards under different terms at its discretion.  The Company has reserved for issuance a total of 4,000,000 Ordinary Shares under the 2006 Plan. As of December 31, 2011 there were 3,446,691 options outstanding and 28,500 shares of restricted stock issued and outstanding, under the 2006 Plan.

Options under this plan must be granted at no less than the fair market value of the Company's ordinary shares on the date of the grant and the term of the awards may not exceed ten years. The Company's current policy is that options granted under the 2006 Plan expire six years following the date of the grant.

Generally, where a grant of an award under the 2006 Plan is the first grant of equity to an employee or consultant, 50% of the award is exercisable on the second anniversary of the date of grant, and 25% becomes exercisable on each of the third and fourth anniversaries of the date of the grant. In cases of subsequent grants, awards vest in four equal installments beginning with the first anniversary of the grant. To the extent the awards have vested, they may be exercised in whole or in part from time to time until their expiration as long as the recipient is providing services to the Company.

B.           Employees' and non employees' stock options (cont'd)

In case of participating employees and consultants, all unvested awards are cancelled upon the termination of their employment or service. All vested awards may be exercised within 180 days following termination. All vested awards not exercised within this period are automatically forfeited and cancelled. Unvested awards to non-employee directors whose service is terminated or discontinued for any reason other than for cause after more than five years of service on the Company's Board, will automatically vest and become exercisable immediately prior to termination or discontinuation of service. These vested awards may be exercised within 180 days following termination or discontinuation of service, except in cases where termination or discontinuation of service is a result of statutory requirements, death, disability or other circumstances of forced cessation of service, in which case awards may be exercised at any time until their expiration date. In a case of termination for cause of a plan participant, all awards, whether vested or unvested, are automatically forfeited and cancelled.

Under this 2006 Plan, in the event of an acquisition or merger in which the Company is not the surviving entity and the acquiring entity does not agree to assume the awards, all outstanding, but unvested, awards will be accelerated and exercisable, ten days prior to the acquisition or merger. In addition, if the employment of a holder of outstanding awards is terminated in anticipation of or during the 12 month period following an acquisition or merger, all awards that are scheduled to vest within two years of such acquisition or merger, will be automatically accelerated and exercisable, subject to certain adjustments and exceptions.

Awards granted under the 2006 Plan to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards or the Ordinary Shares issued upon their exercise must be deposited with a trustee for at least two years following the date of the grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares. Gains on awards granted under the 2006 Plan are subject to capital gains tax of 25% and the Company is not entitled to a tax deduction. Options granted under the 2006 Plan to U.S. residents may also qualify as incentive stock options (ISO) within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986.  Options that do not contain terms that will qualify them as ISOs are treated as Non-Qualified Stock Options.

In 2009, the Company adopted the 2009 Equity Incentive Plan (the "2009 Plan"). A total of 1,000,000 authorized but unissued ordinary shares are reserved for issuance as restricted share units ("RSUs") under the 2009 Plan. As of December 31, 2011 there were 793,517 restricted share units outstanding under the 2009 Plan.

The terms of the 2009 Plan are similar to those of the 2006 Plan.

During 2009 the Company extended the term of outstanding stock options previously granted under the Company's 2006 Plan by two additional years. On June 3, 2009, the shareholders at their Annual General Meeting approved extension of the term of outstanding stock options previously granted to external directors under the Company's 2006 Plan by two additional years.

The incremental cost recorded due to this modification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 was $61, $721 and $480, respectively.

Awards granted to consultants are immaterial.

Options

The fair value of options granted during the years ended December 31, 2009 (in 2011 and 2010 the Company did not grant options) was estimated on the date of grant using the Black - Scholes model, with the following assumptions:

1.           Dividend yield of zero percent.

2.	Risk free average interest rate of 1.72%, which represents the risk free rate of US$ zero - coupon U.S Government Bonds.

3.	Weighted average expected life of 4.32 years, which represents the period for which the options granted are expected to be outstanding, based on experience from previous employee behavior.

4.	Expected average volatility of 44.54%, which represents a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ National Market.

The following table summarizes information relating to stock options for Ordinary Shares outstanding, as of December 31, 2011 and 2010:

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

	Options outstanding as of
	December 31, 2010
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	976,986	3.68
$10.01-$20	2,354,500	3.06
$20.01-$30	2,075,704	2.65
$30.01-$40	499,440	3.90
	5,906,630

The stock option activity under the Plans is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
Balance at January 1, 2011	5,906,630	$19.75	$9.20
Forfeited	(251,533)	21.90	10.23
Exercised	(549,541)	12.01	5.45
Balance at December 31, 2011	5,105,556	20.48	9.55
Exercisable at December 31, 2011	4,515,612	$21.75	$10.30

The following table summarizes information relating to non-vested stock options for Ordinary Shares as of December 31, 2011 and 2010 and related changes during the years ended December 31, 2011 and 2010:

Non-vested options	Number of shares	Weighted average grant date fair value
Balance at January 1, 2011	1,289,096	$5.29
Vested	(696,001)	6.50
Forfeited	(3,151)	3.83
Balance at December 31, 2011	589,944	$3.86

As of December 31, 2011, unrecognized compensation costs related to non-vested options aggregated $2,306 to be recognized over 1.6 years.

The aggregate intrinsic value of options outstanding as of December 31, 2011 and 2010 is $10,944 and $8,208, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2011 and 2010 is $6,946 and $4,141, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2011 and 2010, is $3,490 and $4,995, respectively.

RSUs

The following table summarizes information relating to RSUs as of December 31, 2011 and related changes during the year ended December 31, 2011:

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2011	533,966	$16.68
Granted	338,104	19.53
Vested	(70,020)	17.30
Forfeited	(8,533)	20.80
Balance at December 31, 2011	793,517	$17.80

During 2011 the Company granted 284,909 RSUs to employees and non-employees. 50% of the RSUs vest on the second anniversary of the date of grant, and 25% vest on each of the third and fourth anniversaries of the date of the grant. 53,195 RSUs were granted to directors - 100% vest on the first anniversary. The fair value of the RSUs as of the date of grant is amortized over the vesting period. Unrecognized compensation costs related to the RSUs as of December 31, 2011, to be recognized over a weighted average period of 1.72 years, were $9.2 million, and compensation expenses of $4.1 million and $2.0 million were recognized in the years ended December 31, 2011 and 2010, respectively.

Restricted Shares

On May 30, 2006, the Company issued 100,000 restricted shares to its CEO. The restricted shares vested in four installments over a period of four years, beginning on May 30, 2007. On June 15, 2007 the Company issued 6,000 restricted shares to another one of its officers. These restricted shares vest in three installments over a period of four years, beginning on June 15, 2009. The fair value of the restricted shares as of the date of issue is amortized over the vesting period. As of December 31, 2011 there were no unrecognized compensation costs related to the restricted shares. Compensation expenses related to the restricted shares of $18, $485 and $485 and $18 were recognized for the years ended December 31, 2011, 2010 and 2009, respectively.

Total compensation costs

The following table summarizes the allocation of the stock-based compensation charge for both employee and non-employee stock option grants:

	Year ended December 31,
	2011	2010	2009
Research and development costs	$708	$428	$257
Selling and marketing expenses	2,175	1,557	1,619
General and administrative expenses	4,480	6,497	5,392
	$7,363	$8,482	$7,268